OTHER LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Benefit plans	$ 370,813	$ 302,445
Termination payment plans	107,102	209,042
Total	477,915	511,487
Termination payment plans	301,582	479,710
Dividends payable to related parties	0	5,681,123
Dividends payable to third parties minority	226,309	5,450,550
Agreement for settlement of claims	4,838,710	0
Others	91,174	72,804
Total	$ 5,457,775	$ 11,684,187